Fair Value Measurements - Tranche right liability - Tranche right liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tranche Right Liability [Roll Forward]
Tranche rights liability, beginning balance	$ 310	$ 2,088
Change in fair value of tranche right liability immediately prior to tranche settlement	(256)	473
Settlement of Series 2 Growth tranche right liability	$ (54)	(2,561)
Establishment of Series 3 Growth tranche rights liability		365
Change in fair value of warrant liability		(55)
Tranche rights liability, ending balance		$ 310